Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2016	2015
	U.S. Dollars
Cost:
Land	863	863
Building	11,109	10,764
Machinery and equipment	6,443	6,260
Office furniture and equipment	1,277	1,225
Computer equipment and software	4,012	4,996
Automobiles	87	87
Leasehold improvements	1,108	1,130

	24,899	25,325
Less accumulated depreciation	10,790	11,794

	14,109	13,531